Accounting policies (Policies)	6 Months Ended
Jun. 30, 2022
Accounting policies
Description of accounting policies and methods of computation followed in interim financial statements

The accounting policies, methods of computation and presentation of the Consolidated Group are, in all material aspects, the same as those used for the 2021 annual financial statements included in SEK’s 2021 Annual Report on Form 20-F. SEK analyzes and assesses the application and impact of changes in financial reporting standards that are applied within the Group. Changes that are not mentioned are either not applicable to SEK or have been determined to not have a material impact on SEK’s financial reporting.